UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23393

Cohen & Steers Preferred Securities and Income SMA Shares, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, NY 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

Cohen & Steers Preferred Securities and Income SMA Shares, Inc. semi-annual shareholder report as of April 30, 2025 PISHX

This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (Fund) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund by visiting www.cohenandsteers.com/themes-post/separately-managed-accounts/#literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Fund	$0	0.00%
How did the Fund perform during the last six months and what affected its performance?

The Fund had a 1.76% total return in the six months ended April 30, 2025, compared with the Blended Benchmark,1 which returned 1.47%, and the ICE BofA U.S. All Capital Securities Index, which returned -1.30%.

Security selection in the banking sector was the largest contributor to relative performance versus the Blended Benchmark1 during the period. This included out-of-benchmark investments in several high-yielding European bank contingent capital securities that had strong total returns as weaker growth and lessening inflationary pressures prompted the European Central Bank to cut its key lending rate. Additionally, fiscal stimulus measures under consideration by the EU, and in particular by Germany, announced late in March, provide the potential for more favorable growth in the future. Security selection and an underweight allocation in the insurance sector also contributed to relative performance. This included out-of-benchmark investments in discounted issues from a U.S. annuity provider that rebounded from earlier weakness, as well as underweight investments in high-quality issues with relatively tight credit spreads from Japanese insurers that trailed the benchmark.

Security selection in the pipeline sector detracted from relative performance, partly due to an out-of-benchmark position in an issue from a midstream energy company that had a disappointing initial public stock offering, which weighed on the high-coupon preferred; a weaker demand outlook for liquefied natural gas also played a role. Security selection in the utilities sector also detracted from relative returns, partly due to out-of-benchmark investments in issues from a California utility whose service territory was impacted by wildfires.

Top contributors	Top detractors
Banking/Brokerage	Pipeline
Insurance	Utilities
Energy
Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the Fund over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Fund	ICE BofA U.S. All Capital Securities Index
Blended Benchmark[1]
Average annual total returns (%)*
(as of April 30, 2025)
	1 Year	5 Years	Since inception (3/1/19)
Fund	9.59%	5.76%	5.56%
Blended Benchmark[1]	8.65%	4.62%	4.93%
ICE BofA U.S. All Capital Securities Index	6.61%	3.46%	3.66%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of April 30, 2025)
Net assets	$409,218,231
Number of portfolio holdings (excluding derivatives)	241
Portfolio turnover rate[2]	32%
Portfolio holdings (as of April 30, 2025)

Top ten holdings[3,4]	(%)
Goldman Sachs Group, Inc., 7.50%, Series X	1.6%
Citigroup, Inc., 6.95%, Series FF	1.5%
CVS Health Corp., 7.00%, due 3/10/55	1.3%
Charles Schwab Corp., 4.00%, Series H	1.1%
Charles Schwab Corp., 4.00%, Series I	1.1%
Barclays PLC, 9.625% (United Kingdom)	1.1%
Toronto-Dominion Bank, 8.125%, due 10/31/82 (Canada)	1.1%
UBS Group AG, 9.25% (Switzerland)	1.1%
Algonquin Power & Utilities Corp., 4.75%, due 1/18/82 (Canada)	1.1%
Meiji Yasuda Life Insurance Co., 6.10%, due 6/11/55 (Japan)	1.1%

Sector diversification[3,5]	(%)
Banking	55.6%
Utilities	14.1%
Insurance	12.4%
Pipelines	9.9%
Financial Services	1.8%
Health Care	1.3%
Telecommunications	0.9%
Energy	0.8%
Real Estate	0.7%
Other (includes short-term investments)	2.5%

Country diversification[3,5]	(%)
United States	44.4%
Canada	13.6%
United Kingdom	11.3%
France	7.6%
Netherlands	4.7%
Switzerland	4.0%
Spain	3.7%
Germany	2.2%
Japan	2.0%
Other (includes short-term investments)	6.5%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Blended Benchmark consists of 75% ICE BofA U.S. IG Institutional Capital Securities Index and 25% Bloomberg Developed Market USD Contingent Capital Index.

[2]	Not annualized.
[3]	Based on net assets.
[4]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[5]	Excludes derivative instruments, if any.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 below.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

We would like to share with you our report for the six months ended April 30, 2025. The total returns for the Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended April 30, 2025
Cohen & Steers Preferred Securities and Income SMA Shares	1.76%
Blended Benchmark—75% ICE BofA U.S. IG Institutional Capital Securities Index/ 25% Bloomberg Developed Market USD Contingent Capital Index(a)	1.47%
ICE BofA U.S. All Capital Securities Index(a)	–1.30%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. The Fund’s returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Shareholders should be aware that the Fund is managed within the context of separately managed account programs and not with the objective of matching or exceeding the Fund’s stated indexes, which are used for Fund reporting purposes. As such, comparisons of the Fund’s performance to that of the indicated indexes are not likely to be meaningful. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account (SMA) program or fees paid to the investment advisor for SMA advisory services. Such fees are paid directly or indirectly by the SMA program sponsor to the investment advisor. The investment advisor does not charge an advisory fee to the Fund. The investment advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor.

(a)

The ICE BofA U.S. IG Institutional Capital Securities Index tracks the performance of U.S. dollar denominated investment grade hybrid capital corporate and preferred securities publicly issued in the U.S. domestic market. The Bloomberg Developed Market USD Contingent Capital Index includes hybrid capital securities in developed markets with explicit equity conversion or write down loss absorption mechanisms that are based on an issuer’s regulatory capital ratio or other explicit solvency-based triggers. The ICE BofA U.S. All Capital Securities Index tracks the performance of fixed rate, U.S. dollar-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

April 30, 2025 (Unaudited)

		Shares		Value
EXCHANGE-TRADED FUNDS—CORPORATE BONDS	0.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF			9,824	$1,060,795

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$1,028,098)				1,060,795

PREFERRED SECURITIES—EXCHANGE-TRADED	1.5%
BANKING	0.6%
Bank of America Corp., 4.375%, Series NN(a)			34,519	606,499
Wells Fargo & Co., 4.25%, Series DD(a)			22,928	388,630
Wells Fargo & Co., 4.375%, Series CC(a)			22,544	394,520
Wells Fargo & Co., 4.75%, Series Z(a)			42,561	806,956

				2,196,605

INSURANCE	0.6%
Allstate Corp., 4.75%, Series I(a)			31,918	615,698
Allstate Corp., 5.10%, Series H(a)			28,913	599,366
Equitable Holdings, Inc., 4.30%, Series C(a)			349	5,738
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53			41,959	1,072,892
MetLife, Inc., 4.75%, Series F(a)			10,631	208,155

				2,501,849

REAL ESTATE	0.3%
Public Storage, 4.625%, Series L(a)			54,680	1,032,905
Public Storage, 4.70%, Series J(a)			15,829	298,852

				1,331,757

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$6,364,333)				6,030,211

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	96.1%
BANKING	55.0%
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(a)(b)(c)(d)		EUR	2,400,000	2,838,648
AIB Group PLC, 6.00% to 7/14/31 (Ireland)(a)(b)(c)(d)		EUR	1,200,000	1,308,803

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025 (Unaudited)

	Principal Amount*		Value
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(c)(d)	EUR	2,600,000	$3,058,677
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(c)		1,000,000	1,079,503
Banco Santander SA, 4.75% to 11/12/26, Series 0000 (Spain)(a)(b)(c)		1,400,000	1,324,216
Banco Santander SA, 7.00% to 11/20/29 (Spain)(a)(b)(c)(d)	EUR	400,000	476,061
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(c)		2,600,000	2,659,889
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(c)		1,600,000	1,746,965
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a)(b)(c)		2,600,000	2,943,697
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(c)		1,199,000	1,188,024
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(c)		594,000	594,009
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(c)		1,880,000	1,885,566
Bank of Ireland Group PLC, 6.375% to 3/10/30 (Ireland)(a)(b)(c)(d)	EUR	400,000	453,011
Bank of Montreal, 7.30% to 11/26/34, due 11/26/84 (Canada)(c)		1,170,000	1,152,715
Bank of New York Mellon Corp., 3.75% to 12/20/26, Series I(a)(c)		852,000	807,454
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(c)		1,400,000	1,388,755
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(c)		1,400,000	1,435,991
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(c)		1,200,000	1,243,607
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(c)		930,000	956,738
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a)(b)(c)		400,000	398,164
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(a)(b)(c)		2,000,000	1,918,295
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(c)		1,500,000	1,536,178

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025 (Unaudited)

	Principal Amount*		Value
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(c)(d)	GBP	2,800,000	$3,892,957
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(c)	GBP	800,000	1,123,973
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(c)		4,200,000	4,595,472
BNP Paribas SA, 4.625% to 1/12/27 (France)(a)(b)(c)(e)		279,000	264,343
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(c)(e)		3,400,000	2,876,932
BNP Paribas SA, 7.375% to 9/10/34 (France)(a)(b)(c)(e)		1,600,000	1,585,358
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(c)(e)		4,000,000	4,121,556
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(c)(e)		1,800,000	1,863,016
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(c)(e)		3,400,000	3,552,262
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(c)(e)		1,000,000	1,054,641
BPER Banca SpA, 6.50% to 3/20/30 (Italy)(a)(b)(c)(d)	EUR	400,000	457,672
CaixaBank SA, 6.25% to 7/24/32 (Spain)(a)(b)(c)(d)	EUR	2,400,000	2,713,064
CaixaBank SA, 7.50% to 1/16/30 (Spain)(a)(b)(c)(d)	EUR	1,000,000	1,223,365
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a)(b)(c)(d)	EUR	400,000	498,605
Capital One Financial Corp., 3.95% to 9/1/26, Series M(a)(c)		440,000	419,021
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(c)		4,766,000	4,621,297
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(c)		5,293,000	4,625,238
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(c)		1,252,000	1,220,772
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(c)		6,161,000	6,050,856
Citigroup, Inc., 7.00% to 8/15/34, Series DD(a)(c)		2,859,000	2,843,686
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(c)		2,388,000	2,458,042
CoBank ACB, 6.45% to 10/1/27, Series K(a)(c)		1,350,000	1,346,294
CoBank ACB, 7.125% to 1/1/30, Series M(a)(c)		1,500,000	1,532,944
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(c)(d)		1,600,000	1,586,578
Commerzbank AG, 7.875% to 10/9/31 (Germany)(a)(b)(c)(d)	EUR	400,000	489,030
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(c)(d)	GBP	1,400,000	1,911,497
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(a)(b)(e)(f)(g)		400,000	30,000
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(a)(b)(e)(f)(g)		1,600,000	120,000

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025 (Unaudited)

	Principal Amount*			Value
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(b)(e)(f)(g)		1,200,000		$90,000
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(a)(b)(c)(d)	EUR	2,000,000		2,246,579
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(c)(d)	EUR	1,400,000		1,642,391
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(c)(d)	EUR	1,400,000		1,651,824
Farm Credit Bank of Texas, 7.75% to 6/15/29(a)(c)		2,310,000		2,399,355
First Horizon Bank, 5.322% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(e)(h)		3,500	†	2,590,000
Goldman Sachs Capital I, 6.345%, due 2/15/34		721,000		737,562
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(a)(c)		786,000		753,235
Goldman Sachs Group, Inc., 3.80% to 5/10/26, Series T(a)(c)		620,000		599,169
Goldman Sachs Group, Inc., 6.85% to 2/10/30(a)(c)		626,000		618,967
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(c)		6,591,000		6,737,735
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(c)		1,900,000		1,666,059
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(c)		2,200,000		2,177,200
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)		2,400,000		2,542,987
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(c)		1,000,000		995,536
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(c)		1,000,000		994,217
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)		1,000,000		1,041,106
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a)(c)		730,000		696,865
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(a)(b)(c)		600,000		485,865
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(a)(b)(c)(d)		2,200,000		1,986,919
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(b)(c)		1,600,000		1,575,183

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025 (Unaudited)

	Principal Amount*		Value
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(a)(b)(c)(d)		1,800,000	$1,790,370
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(c)(d)		1,800,000	1,827,000
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(c)(d)		3,000,000	3,116,250
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(a)(b)(c)(d)	EUR	2,000,000	2,354,871
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(b)(c)(e)		200,000	201,122
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(c)		1,650,000	1,652,894
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(c)		3,154,000	3,256,805
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(a)(b)(c)(d)		1,200,000	1,163,602
KBC Group NV, 6.25% to 9/17/31 (Belgium)(a)(b)(c)(d)	EUR	800,000	912,312
KeyCorp Capital III, 7.75%, due 7/15/29		1,000,000	1,049,912
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(c)(d)	EUR	600,000	660,127
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(a)(b)(c)		2,000,000	1,878,758
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a)(b)(c)		200,000	199,885
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(c)	GBP	1,400,000	1,808,679
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(c)		200,000	205,532
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(c)	GBP	1,500,000	2,056,554
M&T Bank Corp., 3.50% to 9/1/26, Series I(a)(c)		247,000	226,632
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a)(b)(c)(d)	GBP	800,000	1,034,698
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(a)(b)(c)(d)	GBP	800,000	1,046,933
NatWest Group PLC, 5.125% to 5/12/27 (United Kingdom)(a)(b)(c)	GBP	800,000	1,026,942
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(b)(c)		200,000	199,268

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025 (Unaudited)

	Principal Amount*		Value
NatWest Group PLC, 7.50% to 2/28/32 (United Kingdom)(a)(b)(c)	GBP	1,200,000	$1,538,254
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(c)		1,800,000	1,863,430
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(c)(e)		600,000	601,655
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(c)		3,113,000	2,935,532
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(c)		1,528,000	1,515,101
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(c)		1,341,000	1,343,469
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(c)		1,035,000	1,020,867
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(c)(d)		600,000	608,625
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(c)(e)		2,000,000	1,751,153
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(c)(e)		2,400,000	2,301,488
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(c)(e)		1,800,000	1,781,321
Societe Generale SA, 8.50% to 3/25/34 (France)(a)(b)(c)(e)		1,000,000	1,011,568
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(c)(e)		2,800,000	2,935,900
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(c)(e)		3,000,000	3,233,439
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(a)(b)(c)(e)		1,600,000	1,385,201
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(b)(c)(e)		2,200,000	2,209,548
State Street Corp., 6.70% to 3/15/29, Series I(a)(c)		2,207,000	2,220,308
State Street Corp., 6.70% to 9/15/29, Series J(a)(c)		944,000	950,269
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a)(d)	EUR	1,586,975	2,022,774
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(c)(d)		1,200,000	1,065,041

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025 (Unaudited)

		Principal Amount*		Value
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a)(b)(c)(d)			600,000	$616,044
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(c)(d)			3,000,000	3,082,500
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(c)			1,000,000	995,908
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(c)			4,400,000	4,558,774
Truist Financial Corp., 6.669% to 9/1/25, Series N(a)(c)			1,000,000	984,712
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(b)(c)(e)			3,200,000	2,748,286
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(a)(b)(c)(e)			1,000,000	958,587
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(c)(e)			2,200,000	2,164,603
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(c)(e)			1,000,000	1,025,542
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(c)(e)			3,400,000	3,682,173
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(c)(e)			4,000,000	4,481,160
UniCredit SpA, 6.50% to 12/3/31 (Italy)(a)(b)(c)(d)		EUR	800,000	927,211
U.S. Bancorp, 3.70% to 1/15/27, Series N(a)(c)			493,000	461,790
Virgin Money U.K. PLC, 8.25% to 6/17/27 (United Kingdom)(a)(b)(c)(d)		GBP	1,000,000	1,359,022
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(c)			300,000	294,837
Wells Fargo & Co., 5.95%, due 12/15/36			1,478,000	1,481,166
Wells Fargo & Co., 6.85% to 9/15/29(a)(c)			4,164,000	4,219,831
Wells Fargo & Co., 7.625% to 9/15/28(a)(c)			3,261,000	3,441,056

				225,149,482

CONSUMER DISCRETIONARY PRODUCTS	0.2%
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(c)(d)		EUR	500,000	632,562

ENERGY	0.8%
BP Capital Markets PLC, 4.875% to 3/22/30(a)(c)			438,000	417,076
BP Capital Markets PLC, 6.125% to 3/18/35(a)(c)			1,286,000	1,244,544
BP Capital Markets PLC, 6.45% to 12/1/33(a)(c)			1,740,000	1,736,884

				3,398,504

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025 (Unaudited)

		Principal Amount*		Value
FINANCIAL SERVICES	1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(c)			1,080,000	$1,085,229
Air Lease Corp., 6.00% to 9/24/29, Series D(a)(c)			1,185,000	1,112,109
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(c)			1,307,000	1,204,819
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(c)			2,560,000	2,172,519
Apollo Global Management, Inc., 6.00% to 9/15/34, due 12/15/54(c)			241,000	226,329
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(c)(e)			766,000	737,663
ILFC E-Capital Trust II, 6.367% (3 Month USD Term SOFR + 2.062%), due 12/21/65(e)(h)			940,000	782,040

				7,320,708

HEALTH CARE	1.3%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(c)			5,211,000	5,284,206

INSURANCE	11.7%
Aegon Ltd., 5.625% to 4/15/29 (Netherlands)(a)(b)(c)(d)		EUR	600,000	679,328
Allianz SE, 3.50% to 11/17/25 (Germany)(a)(b)(c)(e)			1,800,000	1,732,877
ASR Nederland NV, 6.50% to 4/2/35 (Netherlands)(a)(b)(c)(d)		EUR	1,600,000	1,792,471
Athene Holding Ltd., 6.625% to 7/15/34, due 10/15/54(c)			842,000	811,128
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(a)(b)(c)(d)		EUR	1,000,000	1,152,572
AXA SA, 8.60%, due 12/15/30 (France)			1,025,000	1,205,173
Corebridge Financial, Inc., 6.375% to 9/15/34, due 9/15/54(c)			1,175,000	1,134,953
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(c)			1,550,000	1,567,936
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(c)(e)			2,200,000	2,187,620
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(c)			1,980,000	1,900,957
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(c)			1,030,000	1,019,442
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(c)(e)			2,832,000	2,692,445

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025 (Unaudited)

		Principal Amount*	Value
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(c)(e)		3,380,000	$3,440,904
Hartford Insurance Group, Inc., 6.71% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(e)(h)		1,236,000	1,130,005
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(c)(d)		800,000	738,377
Liberty Mutual Group, Inc., 7.80%, due 3/15/37(e)		250,000	280,172
Lincoln National Corp., 6.571% (3 Month USD Term SOFR + 2.302%), due 4/20/67(h)		1,885,000	1,452,419
Lincoln National Corp., 6.942% (3 Month USD Term SOFR + 2.619%), due 5/17/66(h)		800,000	631,792
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(c)		699,000	741,213
Meiji Yasuda Life Insurance Co., 6.10% to 6/11/35, due 6/11/55 (Japan)(c)(e)		4,400,000	4,350,320
MetLife Capital Trust IV, 7.875%, due 12/15/37(e)		1,700,000	1,837,113
MetLife, Inc., 6.35% to 3/15/35, due 3/15/55, Series G(c)		1,270,000	1,263,713
MetLife, Inc., 9.25%, due 4/8/38(e)		2,000,000	2,321,480
Nippon Life Insurance Co., 6.50% to 4/30/35, due 4/30/55 (Japan)(c)(e)		1,600,000	1,624,253
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(c)		620,000	616,821
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(c)		1,945,000	1,955,968
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(c)		1,280,000	1,243,484
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(c)(d)		2,000,000	1,861,545
SBL Holdings, Inc., 6.50% to 11/13/26(a)(c)(e)		2,340,000	2,053,586
SBL Holdings, Inc., 7.00% to 5/13/30(a)(c)(e)		1,940,000	1,842,204
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(c)		493,000	501,162

			47,763,433

PIPELINES	9.9%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(c)		1,065,000	1,020,686
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(c)		995,000	955,416
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(c)		2,326,000	2,283,362
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)		1,271,000	1,247,328
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(c)		1,670,000	1,664,051

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025 (Unaudited)

		Principal Amount*		Value
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(c)			1,838,000	$1,847,870
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(c)			2,232,000	2,282,175
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(c)			2,381,000	2,476,185
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(c)			3,584,000	3,872,118
Energy Transfer LP, 6.50% to 11/15/26, Series H(a)(c)			2,131,000	2,121,610
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(c)			2,510,000	2,419,056
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(c)			2,681,000	2,648,716
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(c)(e)			3,120,000	3,070,005
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(c)(e)			3,225,000	3,225,394
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(c)			3,159,000	3,008,737
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)			2,178,000	2,012,329
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(c)			2,567,000	2,536,022
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(c)(e)			2,352,000	2,023,790

				40,714,850

REAL ESTATE	0.4%
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(a)(c)(d)		EUR	1,300,000	1,451,592

TELECOMMUNICATIONS	0.9%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(c)			1,490,000	1,491,982
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(c)			1,840,000	1,830,508
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(a)(c)(d)		EUR	400,000	481,676

				3,804,166

UTILITIES	14.1%
AES Corp., 6.95% to 4/15/30, due 7/15/55(c)			2,586,000	2,418,141
AES Corp., 7.60% to 10/15/29, due 1/15/55(c)			2,355,000	2,332,775

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025 (Unaudited)

	Principal Amount*	Value
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)	4,646,000	$4,364,960
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(c)(e)	3,130,000	3,064,634
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(c)	1,961,000	1,977,531
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(c)	2,136,000	2,160,690
Brookfield Infrastructure Finance ULC, 6.75% to 12/15/29, due 3/15/55 (Canada)(c)	1,270,000	1,224,705
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(c)	608,000	608,624
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(c)	1,185,000	1,213,221
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(c)	716,000	620,527
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(c)	1,580,000	1,544,357
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(c)	1,630,000	1,606,673
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(c)	1,035,000	1,065,083
Dominion Energy, Inc., 7.00% to 3/3/34, due 6/1/54, Series B(c)	993,000	1,033,469
Edison International, 7.875% to 3/15/29, due 6/15/54(c)	2,095,000	1,966,795
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(c)	1,337,000	1,342,152
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(c)	2,055,000	2,071,307
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(c)	1,364,000	1,373,489
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(c)	2,960,000	2,884,957
Exelon Corp., 6.50% to 12/15/34, due 3/15/55(c)	850,000	845,716
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(c)	408,000	395,137
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(c)	1,290,000	1,295,944
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(c)	2,720,000	2,741,896
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(c)	2,711,000	2,739,761
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(c)	3,086,000	3,125,152
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(c)	1,460,000	1,428,029

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025 (Unaudited)

		Principal Amount*	Value
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(c)		1,160,000	$1,178,277
Sempra, 4.125% to 1/1/27, due 4/1/52(c)		3,377,000	3,102,841
Sempra, 6.40% to 7/1/34, due 10/1/54(c)		2,312,000	2,114,536
Sempra, 6.875% to 7/1/29, due 10/1/54(c)		2,790,000	2,701,008
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(c)		1,290,000	1,250,934

			57,793,321

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$389,472,665)			393,312,824

CORPORATE BONDS—INSURANCE	0.1%
SBL Holdings, Inc., 5.00%, due 2/18/31(e)		440,000	392,882

TOTAL CORPORATE BONDS (Identified cost—$402,770)			392,882

		Shares
SHORT-TERM INVESTMENTS	1.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.27%(i)		186,570	186,570
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(i)		3,824,688	3,824,688

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,011,258)			4,011,258

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$401,279,124)	98.9%		404,807,970
OTHER ASSETS IN EXCESS OF LIABILITIES	1.1		4,410,261

NET ASSETS	100.0%		$409,218,231

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025 (Unaudited)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	981,366	USD	1,118,655	5/28/25	$5,369
Brown Brothers Harriman	EUR	28,410,628	USD	32,365,671	5/28/25	135,974
Brown Brothers Harriman	GBP	12,720,118	USD	16,936,201	5/28/25	(17,336)
Brown Brothers Harriman	USD	423,749	EUR	370,340	5/28/25	(3,626)
Brown Brothers Harriman	USD	242,894	EUR	213,424	5/28/25	(780)
						$119,601

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025 (Unaudited)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$1,060,795	$—	$—	$1,060,795
Preferred Securities—Exchange-Traded	6,030,211	—	—	6,030,211
Preferred Securities—Over-the-Counter	—	393,312,824	—	393,312,824
Corporate Bonds	—	392,882	—	392,882
Short-Term Investments	—	4,011,258	—	4,011,258

Total Investments in Securities(j)	$7,091,006	$397,716,964	$—	$404,807,970

Forward Foreign Currency Exchange Contracts	$—	$141,343	$—	$141,343

Total Derivative Assets(j)	$—	$141,343	$—	$141,343

Forward Foreign Currency Exchange Contracts	$—	$(21,742)	$—	$(21,742)

Total Derivative Liabilities(j)	$—	$(21,742)	$—	$(21,742)

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2025 (Unaudited)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $144,288,754 or 35.3% of the net assets of the Fund.

(c)	Security converts to floating rate after the indicated fixed-rate coupon period.
(d)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $60,813,184 which represents 14.9% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $89,410,241 which represents 21.8% of the net assets of the Fund, of which 0.7% are illiquid.

(f)	Security is in default.
(g)	Non-income producing security.
(h)	Variable rate. Rate shown is in effect at April 30, 2025.
(i)	Rate quoted represents the annualized seven-day yield.
(j)	Portfolio holdings are disclosed individually on the Schedule of Investments.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$401,279,124)	$404,807,970
Foreign currency, at value (Identified cost—$337,342)	336,761
Receivable for:
Dividends and interest	5,929,895
Fund shares sold	320,721
Investment securities sold	204,896
Unrealized appreciation on forward foreign currency exchange contracts	141,343
Due from investment advisor	33,181
Other assets	5,246

Total Assets	411,780,013

LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	21,742
Payable for:
Dividends and distributions declared	2,132,923
Fund shares redeemed	322,381
Directors’ fees	750
Other liabilities	83,986

Total Liabilities	2,561,782

NET ASSETS applicable to 41,011,304 shares of $0.001 par value of common stock outstanding	$409,218,231

NET ASSET VALUE PER SHARE:
($409,218,231 ÷ 41,011,304 shares outstanding)	$9.98

NET ASSETS consist of:
Paid-in capital	$443,849,126
Total distributable earnings/(accumulated loss)	(34,630,895)

$409,218,231

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

Investment Income:
Interest income	$13,142,448
Dividend income	507,458

Total Investment Income	13,649,906

Expenses:
Professional fees	64,849
Administration fees	32,688
Registration and filing fees	24,014
Shareholder reporting expenses	19,378
Transfer agent fees and expenses	14,373
Custodian fees and expenses	11,138
Directors’ fees and expenses	8,501
Miscellaneous	14,372

Total Expenses	189,313
Reduction of Expenses (See Note 2)	(189,313)

Net Expenses	—

Net Investment Income (Loss)	13,649,906

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	3,198,519
Written option contracts	(47,018)
Forward foreign currency exchange contracts	(542,087)
Foreign currency transactions	8,778

Net realized gain (loss)	2,618,192

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(8,021,778)
Written option contracts	49,910
Forward foreign currency exchange contracts	(1,230,395)
Foreign currency translations	25,298

Net change in unrealized appreciation (depreciation)	(9,176,965)

Net Realized and Unrealized Gain (Loss)	(6,558,773)

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,091,133

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Change in Net Assets:
From Operations:
Net investment income (loss)	$13,649,906	$23,987,786
Net realized gain (loss)	2,618,192	(2,911,328)
Net change in unrealized appreciation (depreciation)	(9,176,965)	48,672,259

Net increase (decrease) in net assets resulting from operations	7,091,133	69,748,717

Distributions to shareholders	(13,780,888)	(22,442,831)
Tax return of capital to shareholders	—	(312,757)

Total distributions	(13,780,888)	(22,755,588)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	(7,829,807)	46,492,198

Total increase (decrease) in net assets	(14,519,562)	93,485,327
Net Assets:
Beginning of period	423,737,793	330,252,466

End of period	$409,218,231	$423,737,793

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended April 30, 2025		For the Year Ended October 31,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.13		$ 8.89	$ 9.26	$11.38	$10.73	$10.74

Income (loss) from investment operations:

Net investment income (loss)(a)	0.33		0.61	0.57	0.51	0.51	0.49
Net realized and unrealized gain (loss)	(0.15)		1.21	(0.34)	(2.04)	0.65	(0.01)

Total from investment operations	0.18		1.82	0.23	(1.53)	1.16	0.48

Less dividends and distributions to shareholders from:

Net investment income	(0.33)		(0.57)	(0.60)	(0.55)	(0.51)	(0.48)
Net realized gain	—		—	—	(0.04)	—	(0.01)
Tax return of capital	—		(0.01)	—	—	—	—

Total dividends and distributions to shareholders	(0.33)		(0.58)	(0.60)	(0.59)	(0.51)	(0.49)

Net increase (decrease) in net asset value	(0.15)		1.24	(0.37)	(2.12)	0.65	(0.01)

Net asset value, end of period	$ 9.98		$10.13	$ 8.89	$ 9.26	$11.38	$10.73

Total return(b)	1.76	%(c)	20.90%	2.47%	–13.90%	10.93%	4.66%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$409.2		$423.7	$330.3	$306.0	$364.3	$271.1

Ratios to average daily net assets:

Expenses (before expense reduction)	0.09	%(d)	0.08%	0.12%	0.10%	0.11%	0.15%

Expenses (net of expense reduction)(e)	0.00	%(d)	0.00%	0.00%	0.00%	0.00%	0.00%

Net investment income (loss) (before expense reduction)	6.40	%(d)	6.21%	6.02%	4.88%	4.36%	4.60%

Net investment income (loss) (net of expense reduction)	6.49	%(d)	6.29%	6.14%	4.98%	4.47%	4.75%

Portfolio turnover rate	32	%(c)	70%	58%	72%	71%	99%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.
(e)	The Fund’s expenses have been contractually capped at 0.00%. See Note 2 in Notes to Financial Statements.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (the Fund) was incorporated under the laws of the State of Maryland on November 16, 2018 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s investment objective is to seek total return (high current income and capital appreciation). Investment operations commenced on March 1, 2019. Shares of the Fund are only offered to participants in separately managed account (SMA) programs and to certain non-program SMA clients that have an agreement with Cohen & Steers Capital Management, Inc. (the investment advisor).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of April 30, 2025 are disclosed in the Fund’s Schedule of Investments.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in securities.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any), currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At April 30, 2025, the Fund did not have any option contracts outstanding.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities are recorded net of non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for the current tax year and has concluded that as of April 30, 2025, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the current tax year for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For its services under the investment advisory agreement, the investment advisor receives no investment advisory or other fees from the Fund. This arrangement recognizes that shares of the Fund are only offered to participants in SMA programs (each, a Program Participant) who pay fees to program sponsors (each, a Sponsor) for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution, and to certain non-program SMA clients of the investment advisor. When a Program Participant, alone or with his or her Sponsor, elects to allocate assets in an SMA to an investment strategy managed or advised by the investment advisor, the investment advisor typically receives a fee from the Sponsor for providing such advisory services to the SMA, including with respect to assets that may be invested in the Fund. In certain cases, a Program Participant will pay a fee for investment advice directly to the investment advisor in its capacity as advisor to the Program Participant’s SMA. Similarly, non-program SMA clients will pay fees directly to the investment advisor.

The investment advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be terminated by agreement of the Fund’s Board of Directors and the investment advisor, and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor. For the six months ended April 30, 2025, fees waived and/or expenses reimbursed totaled $189,313.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund. For its services under the administration agreement, the investment advisor receives no fees from the Fund. The Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $1,202 for the six months ended April 30, 2025.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended April 30, 2025, totaled $129,773,454 and $131,386,749, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at April 30, 2025, and the effect of derivatives held during the six months ended April 30, 2025, if any, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts(a)	Unrealized appreciation	$141,343	Unrealized depreciation	$21,742

(a)	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting agreement or another similar arrangement.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Credit Risk:
Purchased Option Contracts(a)	Net Realized and Unrealized Gain (Loss)	$17,574	$(162,408)
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	(15,307)	56,383
Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	(542,087)	(1,230,395)
Purchased Option Contracts(a)	Net Realized and Unrealized Gain (Loss)	129,911	24,972
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	(31,711)	(6,473)

(a)	Purchased option contracts are included in net realized gain (loss) and change in unrealized appreciation (depreciation) on investments in securities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following summarizes the monthly average volume of the Fund’s option contracts and forward foreign currency exchange contracts activity for the six months ended April 30, 2025:

	Purchased Option Contracts(b)	Written Option Contracts(b)	Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$25,821,238	$25,821,238	$48,513,480

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts and forward foreign currency exchange contracts outstanding at month-end. For the period, this represents the period November 1, 2024 through November 14, 2024 for purchased and written option contracts and six months for forward foreign currency exchange contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

Note 5. Income Tax Information

As of April 30, 2025, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$401,279,124

Gross unrealized appreciation on investments	$11,666,653
Gross unrealized depreciation on investments	(8,018,206)

Net unrealized appreciation (depreciation) on investments	$3,648,447

As of October 31, 2024, the Fund has a net capital loss carryforward of $39,540,609 which may be used to offset future capital gains. These losses are a short-term capital loss carryforward of $10,380,158 and a long-term capital loss carryforward of $29,160,451, which under current federal income tax rules, may offset capital gains recognized in any future period.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Capital Stock

The Fund is authorized to issue 100 million shares of capital stock, at a par value of $0.001 per share. The Fund’s Board of Directors may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Sold	5,488,308	$55,665,619	17,909,010	$174,719,357
Redeemed	(6,289,874)	(63,495,426)	(13,242,750)	(128,227,159)

Net increase (decrease)	(801,566)	$(7,829,807)	4,666,260	$46,492,198

Note 7. Other Risks

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example, a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security (potentially to zero) under such circumstances. In March 2023, a Swiss regulator required a write-down of outstanding CoCos to zero notwithstanding the fact that the equity shares continued to exist and have economic value. It is currently unclear whether regulators of issuers in other jurisdictions will take similar actions. Notwithstanding these risks, the Fund may continue to invest in CoCos issued by Swiss companies and by companies in other jurisdictions. In addition, most CoCos are considered to be high

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

yield or “junk” securities and are therefore subject to the risks of investing in below-investment-grade securities. Finally, CoCo issuers can, at their discretion, suspend dividend distributions on their CoCo securities and are more likely to do so in response to negative economic conditions and/or government regulation. Omitted distributions are typically non-cumulative and will not be paid on a future date. Any omitted distribution may negatively impact the returns or distribution rate of the Fund.

Credit and Below-Investment-Grade Securities Risk: Preferred securities may be rated below-investment-grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Concentration Risk: Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.

Liquidity Risk: Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Liquidity risk also includes the risk that market conditions or large shareholder redemptions may impact the ability of the Fund to meet redemption requests within required time periods. In order to meet such redemption requests, the Fund may be forced to sell securities at inopportune times or prices.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, and such investments are subject to the risks described under “Derivatives and Hedging Transactions Risk” below.

Derivatives and Hedging Transactions Risk: The Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Market Disruption and Geopolitical Risk: Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires, and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The U.S. and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity.

Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.

Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. In addition, raising the U.S. Government debt ceiling has become increasingly politicized. Any failure to increase the total amount that the U.S. Government is authorized to borrow could lead to a default on U.S. Government obligations. A default or a threat of default by the U.S. Government would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments.

The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, AI Technologies), may pose risks to the Fund. For instance, the rapid advanced development of AI Technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments, nor is it possible to determine the full extent of current or future risks related thereto.

Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.

Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Cybersecurity Risk: With the increased use of technologies such as the Internet and AI Technologies, and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the investment advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the investment advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.

Each of the Fund and the investment advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 8. Operating Segments

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive committee of the Fund’s investment advisor and the Fund’s chief executive officer and chief financial officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s total returns, expense ratios, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

Note 9. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after April 30, 2025 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?

Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Registered Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director and Chair

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Treasurer and Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer

and Vice President

Elaine Zaharis-Nikas

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

1055 Broadway

Kansas City, MO 64105

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

NASDAQ Symbol:	PISHX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income SMA Shares, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

eDelivery AVAILABLE

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Semi-Annual Financial Statements and Additional Information April 30, 2025

Cohen & Steers

Preferred

Securities and

Income SMA

Shares, Inc.

The U.S. Securities and Exchange Commission has adopted new regulations that have resulted in changes to the design and delivery of annual and semi-annual reports.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, you will now receive in the mail paper copies of the Fund’s new, streamlined shareholder reports. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

PISHXSAR

(b) Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

Date:	July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj Title: Principal Financial Officer (Treasurer and Chief Financial Officer)

Date: July 2, 2025